RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Interest income	¥ 7,206	¥ 7,726	¥ 5,254
Interest expense	17,003	7,321	7,146
Interest expense on lease liabilities	9,646
Guarantees	17,240	24,398
Sinopec Group Company and fellow subsidiaries, associates and joint ventures
Disclosure of transactions between related parties [line items]
Sales of goods	295,532	272,789	244,211
Purchases	197,308	192,224	165,993
Transportation and storage	8,206	7,319	7,716
Exploration and development services	33,310	23,489	21,210
Production related services	38,668	28,472	20,824
Ancillary and social services	3,098	6,664	6,653
Operating lease charges for land		7,765	8,015
Operating lease charges for buildings		521	510
Other operating lease charges		869	626
Agency commission income	116	113	127
Interest income	1,066	848	807
Interest expense	1,334	1,110	554
Net deposits (placed with)/withdrawn from related parties	5,350	6,457	(7,441)
Net funds obtained from related parties	3,438	31,684	¥ 19,661
Interest expense on lease liabilities	8,518
Rental paid for land	11,333	7,636
Rental paid for buildings	518	653
Rental paid for others	468	836
Guarantees	0	0
Finance companies
Disclosure of transactions between related parties [line items]
Deposits placed with related parties	¥ 35,707	¥ 41,057